Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

May 7, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   MetLife Insurance Company USA
      MetLife of CT Separate Account Eleven (the "Registrant")
      Gold Track
      File Nos. 333-152194/811-21262
      Rule 497(j) Certification
      -------------------------------------------------------

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

  (1) The form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement filed with the Securities and Exchange Commission, and

  (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Sincerely,

/s/ Michele H. Abate
--------------------
Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company

Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

May 7, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   MetLife Insurance Company USA
      MetLife of CT Separate Account Eleven (the "Registrant")
      Gold Track Select
      File Nos. 333-152194/811-21262
      Rule 497(j) Certification
      --------------------------------------------------------

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

  (1) The form of prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement filed with the Securities and Exchange Commission, and

  (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Sincerely,

/s/ Michele H. Abate
--------------------
Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company